CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (3,033)	$ 35,076	[1]	$ 36,858	[1]
Other comprehensive income (loss):
Foreign currency translation adjustments	(348)	(969)		14
Change in unrealized gain on hedging instruments, net	66	169		653
Less - reclassification adjustments for net gain realized on hedging instruments, net	(58)	(169)		(335)
Total other comprehensive income (loss)	(340)	(969)		332
Comprehensive income (loss)	$ (3,373)	$ 34,107	[1]	$ 37,190	[1]

[1]	The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.